Investment Securities (Tables)	3 Months Ended
Jan. 31, 2026
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Disclosure of Carrying Value Of Banks Investment Securities Per Measurement Category
The following table presents the carrying amounts of the Bank’s investment securities per measurement category.

	As at
($ millions)	January 31 2026	October 31 2025
Debt investment securities measured at FVOCI	$117,567	$123,732
Debt investment securities measured at amortized cost	22,452	23,722
Equity investment securities designated at FVOCI	377	398
Equity investment securities measured at FVTPL	1,980	2,073
Debt investment securities measured at FVTPL	23	23
Total investment securities	$142,399	$149,948

Disclosure of Unrealized Gains and Losses on Fair Value through Other Comprehensive Income Securities
(a) Debt investment securities measured at fair value through other comprehensive income (FVOCI)

As at January 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,078	$218	$87	$22,209
Canadian provincial and municipal debt	21,037	281	78	21,240
U.S. treasury and other U.S. agency debt	45,372	418	485	45,305
Other foreign government debt	25,766	397	231	25,932
Other debt	2,873	28	20	2,881
Total	$117,126	$1,342	$901	$117,567

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Canadian federal government issued or guaranteed debt	$22,815	$359	$64	$23,110
Canadian provincial and municipal debt	20,490	430	77	20,843
U.S. treasury and other U.S. agency debt	49,111	483	558	49,036
Other foreign government debt	27,570	358	202	27,726
Other debt	3,007	31	21	3,017
Total	$122,993	$1,661	$922	$123,732

Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost
(b) Debt investment securities measured at amortized cost

	As at
	January 31, 2026		October 31, 2025
($ millions)	Fair value	Carrying value (1)	Fair value	Carrying value (1)
Canadian federal and provincial government issued or guaranteed debt	$5,663	$5,594	$5,553	$5,467
U.S. treasury and other U.S. agency debt	14,229	14,689	15,178	15,758
Other foreign government debt	1,935	1,932	2,285	2,281
Corporate debt	242	237	223	216
Total	$22,069	$22,452	$23,239	$23,722

(1)	Balances are net of allowances, which are $1 (October 31, 2025 – $1).

Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income
(c) Equity investment securities designated at fair value through other comprehensive income (FVOCI)

As at January 31, 2026 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$154	$224	$1	$377
Total	$154	$224	$1	$377

As at October 31, 2025 ($ millions)	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Common shares	$178	$221	$1	$398
Total	$178	$221	$1	$398